Basis of Presentation of the Consolidated Financial Statements - Schedule of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brazilian real
Currency [Line Items]
Variation of average exchange rate (in percentage)	(7.00%)	0.30%
Variation of closing exchange rate (in percentage)	16.90%	(4.10%)
Pound sterling
Currency [Line Items]
Variation of average exchange rate (in percentage)	2.70%	(2.00%)
Variation of closing exchange rate (in percentage)	(4.80%)	(2.10%)
New peruvian sol
Currency [Line Items]
Variation of average exchange rate (in percentage)	(0.30%)	(0.40%)
Variation of closing exchange rate (in percentage)	(4.80%)	0.70%
Argentine peso
Currency [Line Items]
Variation of closing exchange rate (in percentage)	16.70%	78.80%
Chilean peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	(11.20%)	1.10%
Variation of closing exchange rate (in percentage)	6.40%	5.70%
Colombian peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	5.80%	(4.30%)
Variation of closing exchange rate (in percentage)	7.80%	(21.60%)
Mexican peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	(2.80%)	10.30%
Variation of closing exchange rate (in percentage)	13.50%	(11.20%)